Condensed financial information of the parent company Balance Sheets (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Other receivables	$ 0	$ 7,440,705
Total current assets	158,171,175	153,254,380
Net assets	174,800,086	163,782,853
Derivative liability	0	3,450,000
Total Liabilities	12,824,160	9,098,762
Ordinary share, $0.20 par value, 500 million shares authorized, 6,094,078 and 2,988,835 shares issued and outstanding at September 30, 2023 and 2022, respectively	1,218,816	597,768
Additional paid-in capital	160,571,517	152,162,565
Retained earnings	16,905,488	14,903,491
Total shareholders' equity	161,975,926	154,684,091
Total liabilities and shareholders' equity	174,800,086	163,782,853
FAMI
Total current assets	151,785,250	144,606,348
Net assets	151,785,250	144,606,348
Total Liabilities	6,010,348	5,683,459
Total shareholders' equity	145,774,902	138,922,889
FAMI | Reportable legal entity
Cash	84	4,057,179
Other receivables	103,760	103,858
Total current assets	103,844	4,161,037
Investment in subsidiaries	167,664,201	156,151,565
Net assets	167,768,045	160,312,602
Interest payable	3,377	0
Convertible promissory notes	5,788,742	2,178,511
Derivative liability	0	3,450,000
Total Liabilities	5,792,119	5,628,511
Ordinary share, $0.20 par value, 500 million shares authorized, 6,094,078 and 2,988,835 shares issued and outstanding at September 30, 2023 and 2022, respectively	1,218,816	597,768
Additional paid-in capital	160,571,517	152,162,565
Retained earnings	185,593	1,923,758
Total shareholders' equity	161,975,926	154,684,091
Total liabilities and shareholders' equity	$ 167,768,045	$ 160,312,602